Derivatives	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedges, Assets [Abstract]
Derivatives
Derivatives
The use of financial instruments, including derivatives, exposes the Company to market risk related to changes in interest rates, foreign currency exchange rates and commodity prices. The Company enters into interest rate swaps related to debt obligations with initial maturities ranging from five to ten years. The Company uses interest rate swap agreements to manage its interest rate exposure and to achieve a desired proportion of variable and fixed-rate debt. These derivatives are designated as fair value hedges based on the nature of the risk being hedged. The Company also uses derivative instruments, such as forward contracts, to manage the risk associated with the volatility of future cash flows denominated in foreign currencies and changes in fair value resulting from changes in foreign currency exchange rates. The Company’s foreign exchange risk management policy generally emphasizes hedging transaction exposures of one-year duration or less and hedging foreign currency intercompany financing activities with derivatives with maturity dates of one year or less. The Company uses derivative instruments to hedge various foreign exchange exposures, including the following: (i) variability in foreign currency-denominated cash flows, such as the hedges of inventory purchases for products produced in one currency and sold in another currency and (ii) currency risk associated with foreign currency-denominated operating assets and liabilities, such as forward contracts and other instruments that hedge cash flows associated with intercompany financing activities. Additionally, the Company purchases certain raw materials which are subject to price volatility caused by unpredictable factors. Where practical, the Company uses derivatives as part of its commodity risk management process. The Company reports its derivative positions in the Consolidated Balance Sheets on a gross basis and does not net asset and liability derivative positions with the same counterparty. The Company monitors its positions with, and the credit quality of, the financial institutions that are parties to its financial transactions.
Derivative instruments are accounted for at fair value. The accounting for changes in the fair value of a derivative depends on the intended use and designation of the derivative instrument. For a derivative instrument that is designated and qualifies as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, is recognized in current earnings. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is initially reported as a component of accumulated other comprehensive income (loss) (“AOCI”), net of tax, and is subsequently reclassified into earnings when the hedged transaction affects earnings. The ineffective portion of the gain or loss is recognized in current earnings. Gains and losses from changes in fair values of derivatives that are not designated as hedges for accounting purposes are recognized currently in earnings, and such amounts were not material for 2011, 2010 and 2009.
The following table summarizes the Company’s outstanding derivative instruments and their effects on the Consolidated Balance Sheets as of December 31, 2011 and 2010 (in millions):

		Assets			Liabilities
Derivatives designated as hedging instruments	Balance Sheet Location	2011	2010	Balance Sheet Location	2011	2010
Interest rate swaps	Other assets	$35.8	$42.3	Other noncurrent liabilities	$—	$—
Foreign exchange contracts on inventory-related purchases	Prepaid expenses and other	1.9	1.4	Other accrued liabilities	—	2.0
Foreign exchange contracts on intercompany borrowings	Prepaid expenses and other	0.5	1.2	Other accrued liabilities	—	—
Total assets		$38.2	$44.9	Total liabilities	$—	$2.0

The fair values of outstanding derivatives that are not designated as hedges for accounting purposes were not material as of December 31, 2011 and 2010.
The Company is not a party to any derivatives that require collateral to be posted prior to settlement. During 2011, the Company, at its option, terminated certain interest rate swap contracts that were previously accounted for as fair value hedges. See Footnote 9 for further details.

Fair Value Hedges

The pretax effects of derivative instruments designated as fair value hedges on the Company’s Consolidated Statements of Operations for 2011, 2010 and 2009 were as follows (in millions):

Derivatives in fair value relationships	Location of gain (loss) recognized in income	Amount of gain (loss) recognized in income
		2011	2010	2009
Interest rate swaps	Interest expense, net	$16.2	$23.9	$(43.9)
Fixed-rate debt	Interest expense, net	$(16.2)	$(23.9)	$43.9

The Company did not realize any ineffectiveness related to fair value hedges during 2011, 2010 and 2009.

Cash Flow Hedges

The pretax effects of derivative instruments designated as cash flow hedges on the Company’s Consolidated Statements of Operations and AOCI for 2011, 2010 and 2009 were as follows (in millions):

Derivatives in cash flow hedging relationships	Location of gain (loss) recognized in income	Amount of gain (loss) reclassified from AOCI into income
		2011	2010	2009
Foreign exchange contracts on inventory-related purchases	Cost of products sold	$(5.1)	$(1.8)	$(2.6)
Foreign exchange contracts on intercompany borrowings	Interest expense, net	(0.7)	0.5	2.5
		$(5.8)	$(1.3)	$(0.1)

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in AOCI
	2011	2010	2009
Foreign exchange contracts on inventory-related purchases	$(2.8)	$(1.4)	$(9.5)
Foreign exchange contracts on intercompany borrowings	1.8	4.3	7.7
	$(1.0)	$2.9	$(1.8)

The Company did not realize any ineffectiveness related to cash flow hedges during 2011, 2010 and 2009.
The Company received $2.4 million and $3.8 million to settle foreign exchange contracts on intercompany borrowings during 2011 and 2010, respectively, while the Company paid approximately $109.0 million to settle foreign exchange contracts on intercompany borrowings during 2009. Such amounts are included in changes in accrued liabilities and other in the Consolidated Statements of Cash Flows for 2011, 2010 and 2009.
The Company estimates that during the next 12 months it will reclassify gains of approximately $2.4 million included in the pretax amount recorded in AOCI as of December 31, 2011 into earnings, as the anticipated cash flows occur.